Intangible Assets - Summary of Movement in VOBA (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,727	[1]	€ 1,559
Ending balance	1,559		1,727	[1]
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,123		1,153
Amortization / depreciation through income statement	(112)		(135)
Shadow accounting adjustments	(72)		56
Impairment losses	(11)
Net exchange differences	24		49
Ending balance	€ 952		€ 1,123

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.